Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Results From Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Revenue	$ 46,881	$ 52,329		$ 53,041	[1]
Profit from continuing operations	147	9,990	[2]	5,157	[2],[3]
Profit from discontinued operations	2,055	424		531	[1]
Australia [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Revenue	477	1,394		1,577
Profit from continuing operations	178	632		775
Profit from discontinued operations	$ 136	$ 424		$ 531

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[2]	The consolidated statement of cash flows for 2019 and 2018 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[3]	In 2019, the consolidated statement of cash flows for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.